Market Risk Benefits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Market Risk Benefits
Summary of disaggregated MRB amounts in an asset and liability position (Table)

	June 30, 2024			December 31, 2023
			Net asset			Net asset
	Asset	Liability	(liability)	Asset	Liability	(liability)

	(in millions)
Retirement and Income Solutions:
Individual variable annuities	$212.3	$69.3	$143.0	$153.4	$111.9	$41.5
Total MRB per consolidated statements of financial position	$212.3	$69.3	$143.0	$153.4	$111.9	$41.5

	December 31, 2023			December 31, 2022
			Net asset			Net asset
	Asset	Liability	(liability)	Asset	Liability	(liability)

	(in millions)
Retirement and Income Solutions:
Individual variable annuities	$153.4	$111.9	$41.5	$109.2	$181.4	$(72.2)
Total MRB per consolidated statements of financial position	$153.4	$111.9	$41.5	$109.2	$181.4	$(72.2)

Summary of net asset (liability) balances and the changes in the valuation of the MRBs (Table)

For the year ended
December 31,2021
(in millions)
Balance at beginning of period	$(591.3)
Effect of changes in nonperformance risk at beginning of period	106.7
Adjusted balance at beginning of period	(484.6)
Effect of:
Interest accrual and expected policyholder behavior	(120.7)
Benefit payments	0.4
Changes in interest rates	154.3
Changes in equity markets	106.4
Changes in equity index volatility	15.1
Actual policyholder behavior different from expected behavior	2.3
Changes in future expected policyholder behavior	(96.6)
Changes in other future expected assumptions	38.2
Adjusted balance at end of period	(385.2)
Effect of changes in nonperformance risk at end of period	(109.5)
Balance at end of period	$(494.7)

Summary of quantitative information about the significant unobservable inputs used for fair value measurements of MRBs (Table)

	June 30, 2024		December 31, 2023
		Weighted-		Weighted-
	Range of inputs	Average	Range of inputs	Average
Retirement and Income Solutions:
Individual variable annuities
Long-term interest rate(1)	4.51 - 4.60%	4.55%	4.00 - 4.20%	4.10%
Long-term equity market volatility	18.30 - 32.80%	21.50%	18.00 - 33.00%	22.00%
Nonperformance risk	0.57 - 1.29%	1.10%	0.80 - 1.60%	1.30%
Lapse rate	1.10 - 55.00%	6.16%	1.10 - 55.00%	5.90%
(1)

Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. The rate curves are derived from an interpolation between various observable swap rates.

	December 31, 2023		December 31, 2022
		Weighted-		Weighted-
	Range of inputs	Average	Range of inputs	Average
Retirement and Income Solutions:
Individual variable annuities
Long-term interest rate (1)	4.00 - 4.20%	4.10%	3.97 - 4.12%	4.04%
Long-term equity market volatility	18.00 - 33.00%	22.00%	18.10 - 34.15%	22.07%
Nonperformance risk	0.80 - 1.60%	1.30%	0.90 - 1.96%	1.65%
Lapse rate	1.10 - 55.00%	5.90%	1.25 - 24.75%	5.76%
(1)

Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. The rate curves are derived from an interpolation between various observable swap rates.

Retirement and Income Solutions
Market Risk Benefits
Summary of significant changes to inputs and assumptions that impacted the change in the MRB fair value measurement

	For the six months ended		For the year ended
	June 30, 2024		December 31, 2023
		Change in net		Change in net
	Change in input	MRB asset (liability)	Change in input	MRB asset (liability)
Long-term interest rate	Increased	Favorable	Increased	Favorable
Equity markets	Increased	Favorable	Increased	Favorable
Equity market volatilities	Decreased	Favorable	Decreased	Favorable
Own nonperformance risk	Decreased	Unfavorable	Decreased	Unfavorable

	For the year ended		For the year ended
	December 31, 2023		December 31, 2022
		Change in net		Change in net
	Change in input	MRB asset (liability)	Change in input	MRB asset (liability)
Long-term interest rate	Increased	Favorable	Increased	Favorable
Equity markets	Increased	Favorable	Decreased	Unfavorable
Equity market volatilities	Decreased	Favorable	Increased	Unfavorable
Own nonperformance risk	Decreased	Unfavorable	Increased	Favorable

Retirement and Income Solutions | Individual variable annuities
Market Risk Benefits
Summary of net asset (liability) balances and the changes in the valuation of the MRBs (Table)

	For the six months ended	For the year ended
	June 30, 2024	December 31, 2023

	($ in millions)
Balance at beginning of period	$41.5	$(72.2)
Effect of changes in nonperformance risk at beginning of period	7.7	(31.7)
Adjusted balance at beginning of period	49.2	(103.9)
Effect of:
Interest accrual and expected policyholder behavior	(39.3)	(80.9)
Benefit payments	0.5	0.4
Changes in interest rates	68.9	39.9
Changes in equity markets	66.2	155.1
Changes in equity index volatility	19.3	47.9
Actual policyholder behavior different from expected behavior	(3.5)	(4.0)
Changes in other future expected assumptions	—	(5.3)
Adjusted balance at end of period	161.3	49.2
Effect of changes in nonperformance risk at end of period	(18.3)	(7.7)
Balance at end of period	$143.0	$41.5

Weighted-average attained age of policyholders (years)(1)	67.6	67.7
Net amount at risk(2)	$50.0	$111.2
(1)	The weighted-average attained age is calculated at the contract level using the total contributions since inception and the age of the contractholders.
(2)

The net amount at risk for our GMDB riders is defined as the current GMDB amount in excess of the current account balance. The net amount at risk for our GMWB riders is defined as the greater of the present value of the GMWB payments less the current account balance or zero. For contracts with both GMDB and GMWB riders, the net amount at risk is the greater of the

GMDB or GMWB net amount at risk. A decrease in the net amount at risk in 2024 as a result of increases in the equity markets was partially offset by an increase in the net amount at risk as a result of increases in interest rates.

	For the year ended	For the year ended
	December 31, 2023	December 31, 2022

	($ in millions)
Balance at beginning of period	$(72.2)	$(494.7)
Effect of changes in nonperformance risk at beginning of period	(31.7)	109.5
Adjusted balance at beginning of period	(103.9)	(385.2)
Effect of:
Interest accrual and expected policyholder behavior	(80.9)	(90.1)
Benefit payments	0.4	1.3
Changes in interest rates	39.9	539.1
Changes in equity markets	155.1	(112.4)
Changes in equity index volatility	47.9	(50.2)
Actual policyholder behavior different from expected behavior	(4.0)	1.5
Changes in future expected policyholder behavior	—	(6.1)
Changes in other future expected assumptions	(5.3)	(1.8)
Adjusted balance at end of period	49.2	(103.9)
Effect of changes in nonperformance risk at end of period	(7.7)	31.7
Balance at end of period	$41.5	$(72.2)

Weighted-average attained age of policyholders (years) (1)	67.7	67.4
Net amount at risk (2)	$111.2	$415.5
(1)	The weighted-average attained age is calculated at the contract level using the total contributions since inception and the age of the contractholders.
(2)

The net amount at risk for our GMDB riders is defined as the current GMDB amount in excess of the current account balance. The net amount at risk for our GMWB riders is defined as the greater of the present value of the GMWB payments less the current account balance or zero. For contracts with both GMDB and GMWB riders, the net amount at risk is the greater of the GMDB or GMWB net amount at risk. A decrease in the net amount at risk in 2023 as a result of increases in the equity markets was partially offset by an increase in the net amount at risk as a result of increases in interest rates. Decreases in the equity markets and increases in interest rates resulted in an increase in the net amount at risk in 2022.